Income taxes (Details - Effective rate) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Permanent differences	$ 0	$ 0
Permanent differences	0.00%	0.00%
Valuation allowance	$ 1,365,000	$ 903,000
Valuation allowance	33.00%	33.00%
Effective rate	$ 0	$ 0
Effective rate	0.00%	0.00%
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rates	$ 1,004,000	$ 691,000
Federal statutory rates	21.00%	21.00%
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
State income taxes	$ 311,000	$ 146,000
State income taxes	9.00%	9.00%
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income taxes	$ 50,000	$ 66,000
Foreign income taxes	4.00%	4.00%